Fair Value Measurements (Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 1,408.4		$ 1,337.0	$ 1,321.5
Fixed-asset impairment (Note 14)	$ 0.0	$ 2.8	$ 2.8	$ 0.0	$ 23.9
Conesville [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value					25.0
Conesville [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, fair value					0.0
Conesville [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, fair value					0.0
Conesville [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed-asset impairment (Note 14)					23.9
Conesville [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, fair value					$ 1.1